UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09497

Dividend Growth Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)		(Zip code)

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dividend Growth Trust
Capital Appreciation Fund
Schedule of Investments
December 31, 2005
(Unaudited)

Common Stocks - 96.86%	Shares	Value
Cable & Other Pay Television Services - 2.92%		
Comcast Corp. (a)	4,800	$ 124,608
Cement, Hydraulic - 2.83%		
Lafarge North America, Inc.	2,200	121,044
Computer Peripheral Equipment - 4.08%		
Xerox Corp. (a)	11,900	174,335
Computer Storage Devices - 4.02%		
Seagate Technology (a)	8,600	171,914
Crude Petroleum & Natural Gases - 2.87%		
Crosstex Energy LP	3,600	122,688
Dental Equipment & Supplies - 1.63%		
DENTSPLY International, Inc.	1,300	69,797
Electric Services - 4.04%		
Southern Co.	5,000	172,650
Fire, Marine & Casualty Insurance - 5.77%		
Allstate Corp.	3,300	178,431
American International Group, Inc.	1,000	68,230
		246,661
Ice Cream & Frozen Desserts - 3.26%		
Dean Foods Co. (a)	3,700	139,342
Industrial Instruments for Measurement, Display, and Control - 4.62%		
Roper Industries, Inc.	5,000	197,550
Industrial Organic Chemicals - 3.01%		
Lyondell Chemical Co.	5,400	128,628
Investment Advice - 2.00%		
Nuveen Investments, Inc.	2,000	85,240
In Vitro & In Vivo Diagnostic Substances - 3.77%		
Meridian Bioscience, Inc.	8,000	161,120
Lumber & Wood Products (No Furniture) - 3.88%		
Weyerhaeuser Co.	2,500	165,850
Meat Packing Plants - 2.01%		
Smithfield Foods, Inc. (a)	2,800	85,680
Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.80%		
Martin Marietta Materials, Inc.	1,000	76,720
Miscellaneous Industrial & Commercial Machinery & Equipment - 3.92%		
Actuant Corp.	3,000	167,400
National Commercial Banks - 1.90%		
Synovus Financial Corp.	3,000	81,030

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments
December 31, 2005
(Unaudited)

Common Stocks - 99.07%	**Shares**	**Value**
Aircraft Engines & Engine Parts - 2.28%		
United Technologies Corp.	16,100	$ 900,151
Accident & Health Insurance - 2.12%		
Aflac, Inc.	18,000	835,560
Bituminous Coal & Lignite Surface Mining - 2.17%		
Natural Resource Partners LP	17,000	854,250
Construction Machinery & Equipment - 4.92%		
Caterpillar, Inc.	33,600	1,941,072
Crude Petroleum & Natural Gas - 2.42%		
Enterprise Products Partners, LP	39,800	955,598
Electromedical & Electrotherapeutic Apparatus - 2.42%		
Medtronic, Inc.	16,600	955,662
Electronic & Other Electrical Equipment - 4.67%		
General Electric Co.	52,600	1,843,630
Fats & Oils - 3.13%		
Archer Daniels Midland Co.	50,000	1,233,000
Footware - 1.14%		
Wolverine World Wide, Inc.	20,000	449,200
Industrial Inorganic Chemicals - 2.01%		
Praxair, Inc.	15,000	794,400
Industrial Instruments for Measurement, Display, and Control - 3.01%		
Roper Industries, Inc.	30,000	1,185,300
Investment Advice - 1.87%		
Eaton Vance Corp.	27,000	738,720
Motors & Generators - 1.52%		
Franklin Electric Co., Inc.	15,200	601,008
National Commercial Banks - 18.38%		
Bank of America Corp.	30,300	1,398,345
BB&T Corp.	25,500	1,068,705
Citigroup, Inc.	28,500	1,383,105
SunTrust Banks, Inc.	12,700	924,052
U.S. Bancorp	45,200	1,351,028
Wells Fargo & Co.	17,900	1,124,657
		7,249,892
Natural Gas Transmission - 2.74%		
Kinder Morgan Energy Partners, LP	22,600	1,080,732
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.75%		
Mine Safety Appliance Co.	19,000	687,990
Pharmaceutical Preparations - 9.37%		
Abbott Laboratories	26,300	1,037,009
Johnson & Johnson	20,400	1,226,040
Pfizer, Inc.	61,500	1,434,180
		3,697,229

Dividend Growth Trust
Rising Dividend Growth Fund
Schedule of Investments - continued
December 31, 2005
(Unaudited)

Common Stock - 99.07% - continued	Shares	Value
Pipe Lines (No Natural Gas) - 9.43%		
Enbridge Energy Partners, LP	21,500	$ 943,850
Magellan Midstream Partners, LP	29,800	960,454
Plains All American Pipeline, LP	23,000	910,110
Sunoco Logistics Partners, LP	23,400	905,580
		3,719,994
Retail - Eating Places - 3.04%		
McDonald's Corp.	35,600	1,200,432
Retail - Lumber & Other Building Materials Dealers - 2.65%		
The Home Depot, Inc.	25,800	1,044,384
Retail - Retail Stores - 1.82%		
Energy Transfer Partners, LP	20,900	715,616
Services - Computer Processing & Data Preparation - 1.16%		
Automatic Data Processing, Inc.	10,000	458,900
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.04%		
Ecolab, Inc.	12,000	435,240
Procter & Gamble Co.	20,000	1,157,600
		1,592,840
Special Industry Machinery (No Metalworking Machinery) - 3.47%		
Pentair, Inc.	39,600	1,366,992
State Commercial Banks - 3.79%		
Fifth Third Bancorp	17,600	663,872
State Street Corp.	15,000	831,600
		1,495,472
Surgical & Medical Instruments & Apparatus - 1.78%		
Arrow International, Inc.	24,200	701,558
Wholesale - Groceries & Related Products - 1.97%		
Sysco Corp.	25,000	776,250
TOTAL COMMON STOCKS (Cost $37,507,343)		39,075,832
Money Market Securities - 1.83%		
Huntington Money Market Fund - Investment Shares, 3.36% (a)	720,655	720,655
TOTAL MONEY MARKET SECURITIES (Cost $720,655)		720,655
TOTAL INVESTMENTS (Cost $38,227,998) - 100.90%		$ 39,796,487
Liabilities in excess of cash and other assets - (0.90)%		(354,707)
TOTAL NET ASSETS - 100.00%		$ 39,441,780

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2005.

Tax Related	
Unrealized appreciation	$ 2,526,548
Unrealized depreciation	(958,059)
Net unrealized appreciation	$ 1,568,489
Aggregate cost of securities for income tax purposes	$ 38,227,998

Dividend Growth Trust

Related Notes to the Schedule of Investments

December 31, 2005 (Unaudited)

Security Valuation

The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

Security Transactions and Related Income

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dividend Growth Trust___________

By

*______/s/ C Troy Shaver Jr________________

C. Troy Shaver, Jr., President

Date_____2/13/06_	___

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*_____	/s/ C Troy Shaver Jr__________
C. Troy Shaver, Jr., President

Date__2/13/06____	_

By

*_____/s/ Jere E Estes________________

Jere Estes, Treasurer

Date____2/13/06____

.